Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000103068 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103068 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103068 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103068 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103068 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103068 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103068 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103068 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103068 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103068 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000103068 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103068 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000103068 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103068 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000103068 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103068 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000103069 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103069 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103069 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103069 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103069 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103069 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103069 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103069 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103069 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103069 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000103069 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000103069 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000103069 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103069 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000103069 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103069 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000177200 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177200 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177200 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177200 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177200 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177200 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177200 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177200 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177200 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177200 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000177200 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000177200 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000177200 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177200 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000177200 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177200 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219333 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219333 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219333 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219333 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219333 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219333 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219333 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219333 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219333 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219333 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219333 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219333 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000219333 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219333 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219333 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219333 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%